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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05710

ING VP Natural Resources Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Natural Resources Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP NATURAL RESOURCES TRUST	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 93.3%
		Coal: 2.1%
10,000		Peabody Energy Corp.	$595,000

			595,000

		Iron/Steel: 3.0%
25,000	@	International Steel Group, Inc.	842,500

			842,500

		Mining: 28.3%
15,000	@@	Alcan, Inc.	717,000
20,000	@@	Cameco Corp.	1,585,873
950,000	@, @@	Equinox Minerals Ltd.	450,397
100,000	@, @@	First Quantum Minerals Ltd.	1,319,584
14,000		Freeport-McMoRan Copper & Gold, Inc.	567,000
30,000	@, @@	KGHM Polska Miedz SA	577,500
546,666	@, @@	Minara Resources Ltd.	909,134
150,000	@, @@	Northern Orion Resources, Inc.	382,500
15,000		Phelps Dodge Corp.	1,380,450

			7,889,438

		Oil and Gas: 22.6%
74,900		Chesapeake Energy Corp.	1,185,667
10,000		ChevronTexaco Corp.	536,400
10,000		Exxon Mobil Corp.	483,300
6,000		Murphy Oil Corp.	520,620
20,400	@, @@	Nabors Industries Ltd.	965,940
5,000	@@	Petro-Canada	259,750
50,000	@	Pioneer Drilling Co.	420,000
26,200	@	Pride Intl., Inc.	518,498
20,000	@	Rowan Cos., Inc.	528,000
25,000	@	Transocean, Inc.	894,500

			6,312,675

		Oil and Gas Services: 37.3%
24,000		Baker Hughes, Inc.	1,049,280
23,000		BJ Services Co.	1,205,430
24,000	@	Cooper Cameron Corp.	1,316,160
150,000	@	Input/Output, Inc.	1,546,500
20,000	@	Lone Star Technologies, Inc.	756,000
30,000	@	National-Oilwell, Inc.	985,800
16,000		Schlumberger Ltd.	1,076,960
19,000	@	Smith Intl., Inc.	1,153,870
26,000	@	Weatherford Intl. Ltd.	1,326,520

			10,416,520

		Total Common Stock
		(Cost $20,688,842)	26,056,133

PORTFOLIO OF INVESTMENTS
ING VP NATURAL RESOURCES TRUST	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 7.0%
		Repurchase Agreement: 7.0%
$1,974,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850%, due 10/01/04, $1,974,101 to be received upon repurchase (Collateralized by $1,995,000 Federal National Mortgage Association, 3.800%, Market Value plus accrued interest $2,033,896, due 07/06/07)		$1,974,000

		Total Short-Term Investments
		(Cost $1,974,000)		1,974,000

		Total Investments In Securities (Cost $22,662,842)*	100.3%	$28,030,133
		Other Assets and Liabilities—Net	(0.3)	(94,169)

		Net Assets	100.0%	$27,935,964

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,541,674
		Gross Unrealized Depreciation		(174,383)

		Net Unrealized Appreciation		$5,367,291

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Natural Resources Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004